PRUDENTIAL JENNISON VALUE FUND
PRUDENTIAL JENNISON VALUE FUND FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is capital appreciation. This means we seek investments whose value will increase.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 20 of the Fund's Prospectus and in Rights of Accumulation on page 43 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PRUDENTIAL JENNISON VALUE FUND (USD $)	Class A	Class B	Class C	Class Q	Class R	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	none	none	6.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none	none
Redemption fee	none	none	none	none	none	none	none
Exchange fee	none	none	none	none	none	none	none
Maximum account fee (accounts under $10,000)	15	15	15	none	none	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PRUDENTIAL JENNISON VALUE FUND	Class A	Class B	Class C	Class Q	Class R	Class X	Class Z
Management fees	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	none	0.75%	1.00%	none
+ Other expenses	0.21%	0.21%	0.21%	0.06%	0.21%	0.21%	0.21%
= Total annual Fund operating expenses	1.09%	1.79%	1.79%	0.64%	1.54%	1.79%	0.79%
– Fee waiver or expense reimbursement	none	none	none	none	(0.25%)	none	none
= Net annual Fund operating expenses	1.09%	1.79%	1.79%	0.64%	1.29%	1.79%	0.79%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example PRUDENTIAL JENNISON VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	655	878	1,118	1,806
Class B	682	863	1,070	1,835
Class C	282	563	970	2,105
Class Q	65	205	357	798
Class R	131	462	816	1,813
Class X	782	963	1,270	2,105
Class Z	81	252	439	978

If Shares Are Not Redeemed
Expense Example, No Redemption PRUDENTIAL JENNISON VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	655	878	1,118	1,806
Class B	182	563	970	1,835
Class C	182	563	970	2,105
Class Q	65	205	357	798
Class R	131	462	816	1,813
Class X	182	563	970	2,105
Class Z	81	252	439	978

° The distributor of the Fund has contractually agreed until December 31, 2014 to reduce its distribution and service (12b-1) fees for Class R shares to .50% of the average daily net assets of the Class R shares. This waiver may not be terminated by the distributor prior to December 31, 2014. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund's Board of Trustees.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
In pursuing the Fund's investment objective, we normally invest at least 65% of the Fund's total assets in the equity and equity-related securities of companies that we believe will provide investment returns above those of the Russell 1000 Value Index and, over the long term, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). The Fund follows a value investment style. Most of our investments are in large capitalization companies, which are companies with market capitalizations (measured at the time of purchase) of $1 billion or more. While we make every effort to achieve our objective, we can't guarantee success.
Principal Risks of Investing in the Fund.
All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and U.S. and foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Value Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. To the extent the Fund does invest in such companies, the Fund is not likely to receive significant dividend income on its portfolio securities.

Large Capitalization Company Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Risk. The securities markets are volatile and the market prices of the Fund's securities may decline. Securities fluctuate in price based on changes in an issuer's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
The Fund's Past Performance.
The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns (Class A Shares)[1]
[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The total return of Class A shares from January 1, 2013 through September 30, 2013 was 22.56%.

Best Quarter:		Worst Quarter:
18.93%	2 nd Quarter 2009	-25.05%	4 th Quarter 2008

Average Annual Total Returns % (including sales charges) (as of 12-31-12)
Average Annual Total Returns PRUDENTIAL JENNISON VALUE FUND		One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B shares		8.49%	(1.27%)	6.70%
Class C shares		12.49%	(1.09%)	6.70%
Class Q shares		14.79%			10.31%	Oct. 31, 2011
Class R shares		14.05%	(0.60%)		3.94%	Jun. 03, 2005
Class X shares		8.38%	(0.78%)		0.18%	Mar. 16, 2007
Class Z shares		14.60%	(0.11%)	7.76%
Class A Shares		7.97%	(1.51%)	6.87%
Class A Shares Return After Taxes on Distributions		7.82%	(1.89%)	6.06%
Class A Shares Return After Taxes on Distribution and Sale of Fund Shares		5.37%	(1.41%)	5.90%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)		17.51%	0.59%	7.38%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.99%	1.66%	7.10%
Lipper Large-Cap Value Funds Average (reflects no deduction for sales charges or taxes)	[1]	15.31%	(0.05%)	6.43%
Lipper Multi-Cap Core Funds Average (reflects no deduction for sales charges or taxes)	[1]	15.10%	0.98%	7.42%
[1]	The Fund was compared to the Lipper Large-Cap Value Funds Average, although Lipper classifies the Fund in the Lipper Multi-Cap Core Funds Performance Universe. The Lipper Large-Cap Value Funds Performance Universe was utilized because the Fund's manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

° After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.